Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended
	Aug. 02, 2020	Aug. 30, 2020	Aug. 27, 2020	Jul. 22, 2020	Jun. 30, 2020
Subsequent Events (Textual)
Warrant, description					During the period from July 1, 2020 until August 27, 2020, 739,000 Warrants were exercised into 739,000 ADSs in exchange for an aggregate exercise amount of approximately $887 thousand.
Gross proceeds					$ 5,900
Subsequent Events [Member]
Subsequent Events (Textual)
Pre-Funded Warrants			435,000
Warrants Exercised			435,000
Exercise amount			$ 435
Warrant, description				The Company closed a registered direct equity offering. The offering included the issuance of 3,075,000 ADSs at a purchase price of $1.40 per ADS, and 1,145,000 Pre-Funded Warrants. The Pre-Funded Warrants were sold at a price of $1.40 each, including the Pre-Funded Warrant exercise price of $0.001 per full ADS. The Pre-Funded Warrants will be exercisable at any time after the date of issuance upon payment of the exercise price.
Options grant, description	The Company’s board of directors approved an aggregate grant of 51,290,000 options to purchase 51,290,000 ordinary shares, to officers, employees and consultants. The exercise prices of the options granted range from NIS 0 to NIS 0.151 per share, their vesting schedules range between immediate vesting to 4 years, and they will expire 1.5-10 years from the grant date.	The options were granted at an exercise price of NIS 0.13 per share, their vesting schedule is over 3 years, and they will expire 10 years from the grant date.
Option granted		300,000
Option purchase		300,000